BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation (Details) shares in Millions			12 Months Ended
	Jul. 31, 2020 shares	Jul. 30, 2020	Dec. 31, 2020 USD ($) day agreement shares	Dec. 11, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares			189.6	57.4
Number of credit agreements | agreement			2
Base management fee | $			$ 20,000,000
Percentage added to base management fee			1.25%
Equity Commitment
Disclosure of classes of share capital [line items]
Carrying value | $			$ 1,000,000,000
Equity commitment amount, number of listed days | day			5
Equity commitment available amount | $			$ 10,000,000
Subordinated Credit Facilities
Disclosure of classes of share capital [line items]
Borrowings term			10 years
Carrying value | $			$ 1,750,000,000
Brookfield snd Subsidiaries
Disclosure of classes of share capital [line items]
Number of exchangeable shares (in shares) | shares	49.6
Brookfield Renewable
Disclosure of classes of share capital [line items]
Number of exchangeable shares (in shares) | shares	67.2
Base management fee | $			$ 20,000,000
Holders of Units
Disclosure of classes of share capital [line items]
Ownership percentage	42.80%
Brookfield and Affiliates
Disclosure of classes of share capital [line items]
Ownership percentage	57.20%
Brookfield Renewable Subsidiary
Disclosure of classes of share capital [line items]
Percentage of voting securities owned or controlled (%)	75.00%
BRP Bermuda Holdings I Limited | Brookfield Renewable
Disclosure of classes of share capital [line items]
Interests held by third parties		10.00%
Class B
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				55.0
Class C
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				63.2
BEPC Exchangeable Units | Brookfield Renewable Subsidiary
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	25.00%